Revenue - Summary of Revenue (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 658,020	$ 662,660	$ 554,690
Goods or services transferred over time [member] | Omnichannel CX solutions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	395,040	384,184	334,047
Goods or services transferred over time [member] | Sales and digital marketing [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	176,423	166,506	114,718
Goods or services transferred over time [member] | Content Trust and Safety [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	81,012	109,496	103,538
Goods or services transferred over time [member] | Other Business Process Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,545	2,474	2,387
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	658,351	664,120	555,198
Goods or services transferred at point in time [member] | Other services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 331	$ 1,460	$ 508